Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes
Income Taxes

5.  INCOME TAXES

The Company is subject to U.S. tax and files a U.S. consolidated federal income tax return with its Parent, Assurant Inc. Information about the Company's current and deferred tax expense (benefit) follows:

	Years ended December 31,
	2011	2010	2009
Current expense:
Federal and state	$29,374	$27,586	$28,000
Foreign	4	—	—
Total current expense	29,378	27,586	28,000
Deferred (benefit) expense:
Federal and state	(7,327)	5,297	(873)
Total income tax expense	$22,051	$32,883	$27,127

A reconciliation of the federal income tax rate to the Company's effective income tax rate follows:

	December 31,
	2011	2010	2009
Federal Income Tax Rate:	35.0%	35.0%	35.0%
Reconciling Items:
Change in valuation allowance	(10.9)	0.2	—
Dividends-received deduction	(2.4)	(6.4)	(57.1)
Goodwill impairment*	—	48.3	662.5
Change in liability for prior years' taxes	0.1	(5.3)	46.0
Permanent nondeductible expenses	0.6	0.8	10.9
Tax exempt interest	(0.2)	(0.3)	(4.3)
Other	0.7	(1.8)	(10.6)
Effective income tax rate	22.9%	70.5%	682.4%

*  See Note 13 for more information on goodwill impairment.

The 2011 decrease in the deduction for dividends received is due mainly to the increase in pre-tax income, and partially due to a decrease in the Company's eligible dividends. The 2010 decrease in the deduction for dividends received was due mainly to the increase in pre-tax income.

A reconciliation of the beginning and ending amounts of unrecognized tax benefits for the years ended December 31, 2011, 2010, and 2009, is as follows:

	Years ended December 31,
	2011	2010	2009
Balance at beginning of year	$(2,169)	$(5,044)	$(4,723)
Additions related to the current year	—	(1)	(536)
Reductions related to the current year	831	319	7,838
Additions related to prior years	(937)	—	(8,039)
Reductions related to prior years	88	2,528	416
Settlements	—	29	—
Balance at end of year	$(2,187)	$(2,169)	$(5,044)

The total unrecognized tax benefit, $2,967, $2,900 and $6,064, for 2011, 2010 and 2009, respectively, which includes interest, would impact the Company's consolidated effective tax rate if recognized. The liability for unrecognized tax benefits is included in the Company's tax payable on its consolidated balance sheets.

The Company's continuing practice is to recognize interest related to income tax matters in income tax expense. During the years ended December 31, 2011 and 2009, the Company recognized $103 and $464 of interest expense, respectively, related to income tax matters. During the year ended December 31, 2010, the Company recognized $130 of interest income related to income tax matters. The Company had $1,179 and $1,075 of interest accrued at December 31, 2011 and 2010, respectively. No penalties have been accrued.

The Company files income tax returns in the U.S. and various state jurisdictions. The Company has substantially concluded all U.S. federal income tax matters for years through 2004. Substantially all state and non-U.S. income tax matters have been concluded for years through 2005.

The tax effects of temporary differences that result in significant deferred tax assets and deferred tax liabilities are as follows:

	December 31,
	2011	2010
Deferred Tax Assets:
Deferred gains on disposal of businesses	$30,212	$35,076
Investments, net	73,374	27,333
Capital loss carryforwards	—	19,452
Deferred acquisition costs	16,002	18,096
Compensation related	719	785
Employee and post-retirement benefits	899	580
Total deferred tax asset	121,206	101,322
Less: valuation allowance	—	(10,523)
Deferred tax assets, net of valuation allowance	121,206	90,799

	December 31,
	2011	2010
Deferred tax liabilities:
Net unrealized appreciation on securities	$118,828	$63,338
Policyholder and separate account reserves	10,369	7,020
Accrued liabilities	715	895
Other	9,747	11,431
Total deferred tax liability	139,659	82,684
Net deferred income tax (liability) asset	$(18,453)	$8,115

The Company's total valuation allowance against deferred tax assets decreased by $10,523 to $0 at December 31, 2011 from $10,523 at December 31, 2010. The calculation of the valuation allowance is made at the consolidated return group level. A portion of the valuation allowance is assigned to the Company based on the provisions of the tax sharing agreement. No cumulative valuation allowance has been recorded because it is management's assessment that it is more likely than not that deferred tax assets of $121,206 will be realized.

The Company's ability to realize deferred tax assets depends on its ability to generate sufficient taxable income of the same character within the carryback or carryforward periods. In assessing future taxable income, the Company has considered all sources of taxable income available to realize the deferred tax asset, including the future reversal of existing temporary differences, future taxable income exclusive of reversing temporary differences and carryforwards, taxable income in carryback years and tax-planning strategies. If changes occur in the assumptions underlying the Company's tax planning strategies or in the scheduling of the reversal of the Company's deferred tax liabilities, the valuation allowance may need to be adjusted in the future.

At December 31, 2011, the Company had no net operating or capital loss carryforwards for U.S. federal income tax purposes.